UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	December 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.8% (1.8% of Total Investments)
$ 2,105	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	$1,620,703
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	738,980
	5.750%, 6/01/33
805	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	544,832
	Series 2002, 5.375%, 5/15/33

3,910	Total Consumer Staples			2,904,515

	Education and Civic Organizations – 19.3% (12.5% of Total Investments)
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA	3,785,000
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	1/09 at 101.00	AA	1,282,010
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,005,960
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	134,449
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	826,565
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA	222,180
	5.000%, 7/01/37 – FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA	3,743,188
	1998A, 6.000%, 7/01/18 – MBIA Insured
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	437,305
	University, Tender Option Bond Trust 3127, 10.840%, 7/01/40 – AMBAC Insured (IF)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AA	696,230
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AA	703,268
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	287,189
2,210	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AA	1,548,569
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,167,686
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	Aa2	3,729,600
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured
330	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	AA–	307,151
	7/01/32 – AMBAC Insured

22,255	Total Education and Civic Organizations			19,876,350

	Health Care – 25.0% (16.1% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/09 at 100.50	A	1,698,240
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	A	1,349,264
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
785	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	742,194
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	A	9,450,137
	Hospital Medical Center of Queens, Series 1999, 5.600%, 2/15/39 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA	1,409,685
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AA	1,786,678
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AA	148,164
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
585	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	547,531
	2007B, 5.250%, 7/01/27 – AGC Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	1,733,280
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	982,072
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	487,470
	Hospital, Series 2003B, 5.500%, 7/01/23
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	615,461
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	723,575
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A1	1,298,790
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	848,600
395	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AA	381,495
	2007A, 5.250%, 7/01/34 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	642,249
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	815,581

27,580	Total Health Care			25,660,466

	Housing/Multifamily – 3.6% (2.3% of Total Investments)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,461,929
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,111,963
180	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	126,983
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)

4,280	Total Housing/Multifamily			3,700,875

	Industrials – 0.8% (0.5% of Total Investments)
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	876,414
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)

	Long-Term Care – 2.9% (1.8% of Total Investments)
525	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	464,021
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,018,490
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,457,985

3,025	Total Long-Term Care			2,940,496

	Tax Obligation/General – 13.1% (8.4% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 – MBIA Insured	11/12 at 100.00	AA	1,539,572
2,375	5.375%, 11/15/20 – MBIA Insured	11/12 at 100.00	AA	2,415,138
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aa3	1,331,152
	Bonds, Series 2002A, 5.375%, 4/01/17 – FSA Insured
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	3,407,922
	2/15/47 – FGIC Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 –
	FGIC Insured	3/11 at 101.00	AA	3,170,700
80	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	77,352
	FSA Insured
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	575,752
	FSA Insured
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 1198:
565	10.750%, 11/01/19 – FSA Insured (IF)	11/14 at 100.00	AAA	586,097
365	10.439%, 11/01/20 – FSA Insured (IF)	11/14 at 100.00	AAA	368,274

14,400	Total Tax Obligation/General			13,471,959

	Tax Obligation/Limited – 43.8% (28.2% of Total Investments)
250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/10 at 100.00	A	251,430
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	3,018,990
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	164,192
	2005F, 5.000%, 3/15/21 – FSA Insured
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	430,020
	City School District, Series 2003, 5.750%, 5/01/20 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
590	5.750%, 5/01/27 – FSA Insured (UB)	5/18 at 100.00	AAA	603,629
190	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	193,694
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,529,208
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,274,657
	5.250%, 11/15/25 – FSA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA	3,731,480
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,039,780
	2003A, 5.000%, 11/15/18 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,410,234
1,040	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,042,517
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	293,526
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	2,410,700
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,322,849
	Series 2002B, 5.250%, 5/01/16 – MBIA Insured
890	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	915,623
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	520,210
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
165	11.750%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	151,325
150	10.829%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	123,236
350	New York State Thruway Authority, General Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	AAA	333,809
	1/01/30 – FSA Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	2,867,419
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	509,280
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,852,177
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	950,940
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	738,053
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
8,600	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	9,302,878
	5.700%, 4/01/20 – FSA Insured (UB)

44,035	Total Tax Obligation/Limited			44,981,856

	Transportation – 15.2% (9.8% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AA	1,952,380
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AA	3,727,560
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	888,891
	AMBAC Insured
315	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA	306,879
	FGIC Insured
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	70,325
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative
	Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty	5/18 at 100.00	AA–	1,681,800
	Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	527,260
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	962,130
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	323,948
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	298,280
	Eighth Series 2008, Trust 2920, 11.256%, 8/15/32 – FSA Insured (IF)
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	8/09 at 100.50	AA–	4,024,199
	Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA	853,273
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

16,280	Total Transportation			15,616,925

	U.S. Guaranteed – 8.5% (5.5% of Total Investments) (4)
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	228,578
	Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) – FSA Insured
150	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	178,404
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
110	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aa1 (4)	123,387
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,170	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AAA	3,505,766
	(Pre-refunded 3/15/12) – FSA Insured
565	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series	No Opt. Call	AAA	611,070
	1986A, 8.000%, 5/01/11 (ETM)
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,607,471
	5.500%, 10/01/40
1,320	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,439,500
	(Pre-refunded 7/15/12)

8,110	Total U.S. Guaranteed			8,694,176

	Utilities – 13.2% (8.5% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	4,552,449
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA	1,620,831
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA	1,211,340
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	215,618
	5.000%, 12/01/35 – CIFG Insured
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/10 at 100.00	A	4,889,549
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource	3/09 at 100.00	BBB	1,083,122
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative
	Minimum Tax)

14,340	Total Utilities			13,572,909

	Water and Sewer – 3.2% (2.1% of Total Investments)
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,065,809
	Bonds, 5.000%, 6/15/36 – MBIA Insured (UB)
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	2,236,478
	6/01/28 – MBIA Insured

3,435	Total Water and Sewer			3,302,287

$ 162,875	Total Long-Term Investments (cost $164,987,259) – 151.5%			155,599,228

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.9% (2.5% of Total Investments)
	Euro Time Deposits – 3.9% (2.5% of Total Investments)
$ 4,049	State Street Euro Dollar Time Deposit	0.010%	1/02/09	$4,049,430

	Total Short-Term Investments (cost $4,049,430)			4,049,430

	Total Investments (cost $169,036,689) – 155.4%			159,648,658

	Floating Rate Obligations – (9.7)%			(9,950,000)

	Other Assets Less Liabilities – 3.0%			3,054,992

	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.7)% (5)			(50,000,000)

	Net Assets Applicable to Common Shares – 100%			$102,753,650

At least 80% of the Fund’s net assets (including net assets attributable to Variable Rate Demand
Preferred shares) are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor
Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC,
CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of December 31, 2008. Subsequent to December 31,
2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value, as a percentage of Total Investments is 31.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$4,049,430	$155,599,228	$ —	$159,648,658

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $158,755,383.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,394,821
Depreciation	(10,438,589)

Net unrealized appreciation (depreciation) of investments	$ (9,043,768)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         February 27, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        February 27, 2009